Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Segment Information [Abstract]
Number of operating segments					5
Number of reportable segments					3
Revenues [Abstract]
Propane	$ 283,759	$ 358,309	$ 524,115	$ 617,710	$ 929,492	$ 885,459	$ 864,012
Fuel oil and refined fuels					139,572	135,059	159,596
Natural gas and electricity	21,708	32,689	39,759	51,657	84,721	77,587	76,832
All other	8,411	9,586	18,909	21,122	36,767	38,589	42,714
Total revenues	357,626	464,102	657,512	792,409	1,190,552	1,136,694	1,143,154
Operating income:
Total operating income	56,125	107,233	86,415	157,574	143,228	153,368	210,615
Reconciliation to income from continuing operations:
Loss on debt extinguishment	507	0	507	0	0	9,473	4,624
Interest expense, net	6,425	6,819	13,263	13,665	27,378	27,397	38,267
Provision for income taxes	(380)	98	(160)	464	884	1,182	2,486
Net income	49,573	100,316	72,805	143,445	114,966	115,316	165,238
Depreciation and amortization	7,649	8,454	15,434	16,634	35,628	30,834	30,343
Assets	931,478		931,478		956,459	970,914
Propane [Member]
Revenues [Abstract]
Propane					929,492	885,459	864,012
Operating income:
Total operating income					203,567	230,717	268,969
Reconciliation to income from continuing operations:
Depreciation and amortization					19,525	17,505	15,951
Assets					706,008	693,699
Fuel Oil and Refined Fuels [Member]
Revenues [Abstract]
Fuel oil and refined fuels					139,572	135,059	159,596
Operating income:
Total operating income					11,140	11,589	17,950
Reconciliation to income from continuing operations:
Depreciation and amortization					4,139	3,277	4,253
Assets					44,973	57,681
Natural Gas and Electricity [Member]
Revenues [Abstract]
Natural gas and electricity					84,721	77,587	76,832
Operating income:
Total operating income					11,667	11,629	12,791
Reconciliation to income from continuing operations:
Depreciation and amortization					897	970	1,008
Assets					18,675	21,552
All Other Segment [Member]
Revenues [Abstract]
All other					36,767	38,589	42,714
Total revenues	8,411	9,586	18,909	21,122
Operating income:
Total operating income	(3,732)	(2,951)	(6,329)	(5,514)	(13,750)	(17,995)	(16,346)
Reconciliation to income from continuing operations:
Depreciation and amortization	20	98	53	105	111	261	436
Assets	3,694		3,694		3,719	3,042
Corporate [Member]
Operating income:
Total operating income	(15,730)	(16,352)	(31,511)	(33,553)	(69,396)	(82,572)	(72,749)
Reconciliation to income from continuing operations:
Depreciation and amortization	1,988	2,715	4,061	5,318	10,956	8,821	8,695
Assets	$ 132,681		$ 132,681		$ 183,084	$ 194,940